Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2020
Notes To Financial Statements [Abstract]
Schedule of Expected Benefit Payments	Based upon the actuarial assumptions utilized to develop our benefit obligations at March 31, 2020, the following benefit payments are expected to be made to plan participants:

	Other Defined Benefit Pension Plans	Other Post-Retirement Benefits Plan
2021	$5,872	$1,510
2022	6,025	1,392
2023	6,600	1,252
2024	6,336	1,115
2025	6,518	1,007
2026-2031	35,292	3,726

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)	During fiscal 2021, we will amortize the following pre-tax amounts from accumulated other comprehensive income:

	Defined Benefit Pension Plans	Other Post-Retirement Benefits Plan
Actuarial loss	$20	$482
Prior Service Cost	69	(3,263)

Schedule of Accrued Liabilities	Amounts recognized in the consolidated balance sheets consist of the following:

	Other Defined Benefit Pension Plans		Other Post-Retirement Benefits Plan
	2020	2019	2020	2019
Current liabilities	$—	$—	$(1,488)	$(1,633)
Noncurrent liabilities	(10,987)	(16,168)	(9,880)	(10,918)
	$(10,987)	$(16,168)	$(11,368)	$(12,551)

Schedule of Accumulated and Projected Benefit Obligations
Defined benefit plans with an accumulated benefit obligation and projected benefit obligation exceeding the fair value of plan assets had the following plan assets and obligations at March 31, 2020 and 2019:

	Other Defined Benefit Pension Plans
	2020	2019
Aggregate fair value of plan assets	$112,203	$117,504
Aggregate accumulated benefit obligations	120,084	130,669
Aggregate projected benefit obligations	123,190	132,672

Components of Net Periodic Benefits Cost and Other Amounts Recognized in Other Comprehensive Income [Table Text Block]	Components of the annual net periodic benefit cost of our defined benefit pension plans and our other post-retirement benefits plan were as follows:

	Other Defined Benefit Pension Plans			Other Post-Retirement Benefits Plan
	2020	2019	2018	2020	2019	2018
Service cost	$1,380	$2,394	$2,402	$—	$—	$—
Interest cost	2,876	3,139	3,262	409	457	519
Expected return on plan assets	(4,735)	(4,930)	(4,835)	—	—	—
Prior service cost recognition	69	51	—	(3,263)	(3,263)	(3,263)
Net amortization and deferral	9	474	126	482	552	648
Net periodic benefit (credit) cost	$(401)	$1,128	$955	$(2,372)	$(2,254)	$(2,096)
Recognized in other comprehensive loss (income) before tax:
Net loss (gain) occurring during year	$890	$(6,545)	$(697)	$(181)	$106	$501
Amortization of prior service credit	(78)	781	—	3,263	3,263	3,263
Amortization of net loss	—	(468)	(126)	(482)	(552)	(648)
Total recognized in other comprehensive loss (income)	812	(6,232)	(823)	2,600	2,817	3,116
Total recognized in total benefits cost and other comprehensive loss (income)	$411	$(5,104)	$132	$228	$563	$1,020

Schedule of Net Benefit Costs	The following table presents significant assumptions used to determine the net periodic benefit costs for the years ended March 31:

	2020	2019	2018
Discount Rate:
Synergy Health plc Retirement Benefits Scheme	2.50%	2.50%	2.60%
Isotron BV Pension Plan	1.20%	1.60%	1.60%
Synergy Health Daniken AG	0.20%	0.95%	0.65%
Synergy Health Radeberg	1.60%	1.60%	1.50%
Synergy Health Allershausen	1.75%	1.60%	1.50%
Harwell Dosimeters Ltd Retirement Benefits Scheme	2.45%	2.55%	2.55%
Other post-retirement plan	3.50%	3.50%	3.50%
Expected Return on Plan Assets:
Synergy Health plc Retirement Benefits Scheme	4.80%	5.02%	4.97%
Isotron BV Pension Plan	1.20%	1.60%	1.60%
Synergy Health Daniken AG	0.65%	1.20%	1.40%

Schedule of Assumptions Used	The following table presents significant assumptions used to determine the projected benefit obligations at March 31:

	2020	2019
Discount Rate:
Synergy Health plc Retirement Benefits Scheme	2.40%	2.50%
Isotron BV Pension Plan	1.60%	1.20%
Synergy Health Daniken AG	0.20%	0.85%
Synergy Health Radeberg	1.60%	1.60%
Synergy Health Allershausen	0.50%	1.60%
Harwell Dosimeters Ltd Retirement Benefits Scheme	2.45%	2.35%
Other post-retirement plan	3.00%	3.50%

Schedule of Health Care Cost Trend Rates	The assumed rates of increase generally decline ratably over a five-year period from the assumed current year healthcare cost trend rate to the assumed long-term healthcare cost trend rate noted below.

	2020	2019	2018
Healthcare cost trend rate – medical	6.75%	6.75%	7.00%
Healthcare cost trend rate – prescription drug	6.75%	6.75%	7.00%
Long-term healthcare cost trend rate	4.50%	4.50%	4.50%
To determine the healthcare cost trend rates, we evaluate a combination of information, including ongoing claims cost monitoring, annual statistical analyses of claims data, reconciliation of forecasted claims against actual claims, review of trend assumptions of other plan sponsors and national health trends, and adjustments for plan design changes, workforce changes, and changes in plan participant behavior.
A one-percentage-point change in assumed healthcare cost trend rates (including medical, prescription drug, and long-term rates) would have had the following effect on our other post-retirement benefit obligation at March 31, 2020:

	One-Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$—	$—
Effect on other post-retirement benefit obligation	7	(6)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The fair value of our pension benefits plan assets at March 31, 2020 and 2019 by asset category is as follows:

	Fair Value Measurements at March 31, 2020
(In thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Cash	$302	$302	$—	$—
Insured annuities	14,522	—	14,522	—
Insurance contracts	4,345	—	—	4,345
Common and collective trusts valued at net asset value:
Equity security trusts	47,187	—	—	—
Debt security trusts	45,847	—	—	—
Total Plan Assets	$112,203	$302	$14,522	$4,345

	Fair Value Measurements at March 31, 2019
(In thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Cash	$450	$450	$—	$—
Insured annuities	14,720	—	14,720	—
Insurance contracts	5,089	—	—	5,089
Common and collective trusts valued at net asset value:
Equity security trusts	73,532	—	—	—
Debt security trusts	23,713	—	—	—
Total Plan Assets	$117,504	$450	$14,720	$5,089

Schedule of Defined Benefit Plans Disclosures

	Other Defined Benefit Pension Plans		Other Post-Retirement Benefits Plan
	2020	2019	2020	2019
Change in Benefit Obligations:
Benefit Obligations at Beginning of Year	$133,672	$148,848	$12,551	$14,100
Service cost	1,380	2,394	—	—
Prior service cost	—	831	—	—
Interest cost	2,955	3,255	408	457
Actuarial loss (gain)	(3,736)	(4,402)	181	(106)
Benefits and expenses	(6,466)	(6,150)	(1,772)	(1,900)
Employee contributions	1,046	743	—	—
Impact of foreign currency exchange rate changes	(5,661)	(11,847)	—	—
Benefit Obligations at End of Year	123,190	133,672	11,368	12,551
Change in Plan Assets:
Fair Value of Plan Assets at Beginning of Year	117,504	119,441	—	—
Actual return on plan assets	228	6,543	—	—
Employer contributions	5,071	5,005	1,772	1,900
Employee contributions	1,045	742	—	—
Benefits and expenses paid	(6,466)	(6,150)	(1,772)	(1,900)
Impact of foreign currency exchange rate changes	(5,179)	(8,077)	—	—
Fair Value of Plan Assets at End of Year	112,203	117,504	—	—
Funded Status of the Plans	$(10,987)	$(16,168)	$(11,368)	$(12,551)

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]	The fair value measurement of plan assets using significant unobservable inputs (Level 3) changed during fiscal year 2020 due to the following:

Insurance contracts
Balance at March 31, 2018	$5,484
Gains (losses) related to assets still held at year-end	29
Transfers out of Level 3	(132)
Foreign currency	(292)
Balance at March 31, 2019	$5,089
Gains (losses) related to assets still held at year-end	62
Transfers out of Level 3	(664)
Foreign currency	(142)
Balance at March 31, 2020	$4,345